Background and critical accounting policies - Exchange movement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	£ 344	£ (465)	£ 1,148
Cumulative exchange gain of sold business		61
Operating segments | Asia
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	222	(295)	785
Cumulative exchange gain of sold business		61
Operating segments | US
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	329	(477)	853
Operating segments | UK and Europe
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income		3	1
Unallocated to a segment (central or other operations)
Exchange movement arising recognised in other comprehensive income
Exchange difference, before related tax, recognized in other comprehensive income	£ (207)	£ 304	£ (491)